CECL - Financial instruments measured at amortized cost and credit losses (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	SFr 124,946		SFr 67,548
Cash and due from banks, Allowance for credit losses	(108)		0
Cash and due from banks, Net carrying value	124,838		67,548
Interest-bearing deposits with banks, Amortized cost basis	383		373
Interest-bearing deposits with banks, Allowance for credit losses	0		0
Interest-bearing deposits with banks, Net carrying value	383		373
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	20,976		18,005
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)		(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	20,976		18,005
Debt securities held-to-maturity, Amortized cost basis	1,417		921
Debt securities held-to-maturity, Allowance for credit losses	0		0
Debt securities held-to-maturity, Net carrying value	1,417		921
Loans, Amortized cost basis	215,963		262,108
Allowance for credit losses	(1,680)	SFr (1,366)	(1,362)	SFr (1,296)	SFr (1,535)
Loans, Net carrying value	214,283		260,746
Brokerage receivables, Amortized cost basis	2,216		17,899
Brokerage receivables, Allowance for credit losses	0		(4,081)
Brokerage receivables, Net carrying value	2,216		13,818
Other assets, Amortized cost basis	22,991		23,521
Other assets, Allowance for credit losses	(53)		(37)
Other assets, Net carrying value	22,938		23,484
Total, Amortized cost basis	388,892		390,375
Total, Allowance for credit losses	(1,841)		(5,480)
Total, Net carrying value	SFr 387,051		SFr 384,895